COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENT LIABILITIES
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 6:-COMMITMENTS AND CONTINGENT LIABILITIES

a.	The Company’s facilities are leased under operating lease agreements for periods ending no later than 2035. The Company also leases motor vehicles under various operating leases, the latest of which expires in 2024.

Certain motor vehicles of the Company are rented under non-cancellable operating lease agreements.

NOTE 6:-COMMITMENTS AND CONTINGENT LIABILITIES (Cont.)

Future minimum lease payments under operating leases as of December 31, 2021 are as follows:

As of December 31, 2021
2022	$775
2023	722
2024	724
2025	590
2026	605
Thereafter	4,948
$8,364

Rental and lease expenses for the years ended December 31, 2019, 2020 and 2021 were $ 158, $ 408 and $ 803 respectively.

b.	Guarantee in the amount of $ 618 was issued by a bank to secure rent payments.
c.	The Company has received royalty-bearing grants from the IIA to finance its research and development programs in Israel, through which the Company received IIA participation payments in the aggregate amount of $ 4,065 through December 31, 2021. In return, the Company is committed to pay IIA royalties at a rate of 3-3.5% of future sales of the developed products, up to 100% of the amount of grants received plus interest at LIBOR rate. Through December 31, 2021, no royalties have been paid or accrued. In addition, under the intellectual property purchase agreement with Althera, the Company assumed all of Althera’s liabilities towards the IIA totaling $ 474 of royalty-bearing grants received by Althera (plus accrued interest at LIBOR rate). The Company’s liability to the IIA at December 31, 2021, including royalty-bearing grants received by the Company, grants assumed from Althera and the associated LIBOR interest accrued on all such grants, totaled $ 5,061.
d.	Under the February 2, 2016 intellectual property purchase agreement with Althera, the Company is obligated to pay Althera a fixed rate of 2% (plus VAT) of Company’s future gross revenues (as defined in the agreement) that are derived from the purchased intellectual property, up to a maximum amount of $ 1,500 (plus VAT), in the aggregate, with the potential to set off against certain payments made by the Company to the IIA.
e.	The Company also entered into intellectual property agreements with Ramot at Tel Aviv University Ltd., the technology transfer company of Tel Aviv University (“Ramot”) on April 21, 2016 and July 14, 2016, all as amended on May 5, 2019, pursuant to which the Company is obligated to pay Ramot a fixed royalty of 2.5% on net sales of all of the Company’s products (as defined in the agreement) by the Company and its affiliates, with no set maximum. The royalty will be payable as of the first commercial sale (as defined in the agreement), until the later of: 15 years; or until the last to expire of the patents or patent applications from research developed at Tel Aviv University and assigned to the Company, on a country-by-country, product-by-product basis. The Company is also obligated to pay a 7% royalty (and in no event less than 0.65% of the net sales of Company products sold by the Company’s licensees in a given year) on any royalties or revenues received by the Company from its licensees.

NOTE 6:-COMMITMENTS AND CONTINGENT LIABILITIES (Cont.)

f.	Under an Operations Partner Agreement between the Company and services provider HekaBio K.K. of May 21, 2019, the Company makes certain payments to HekaBio K.K. in exchange for consulting and administrative services in Japan, as well as payments upon the achievement of certain clinical and regulatory milestones. In addition, if HekaBio K.K. successfully assists the Company in obtaining regulatory marketing approval of the Company’s products in Japan, then the Company is to grant to HekaBio K.K. options to acquire 271,588 of the Company’s ordinary shares at a price of $4.42 each, and to pay HekaBio K.K. a royalty of 3.5% of the reimbursement price (as defined in the agreement) of such products in Japan and 10% of revenues received by the Company from distribution receipts (as defined in the agreement) for such products in Japan.
g.	On November 18, 2018 and July 29, 2019, the Company entered into research and license agreements with BGN Technologies, the technology transfer company of Ben Gurion University (“BGN”), further amended on May 12, 2021, wherein the Company will wholly own any intellectual property that is developed jointly by Ben Gurion University and others (including the Company), and BGN will receive 0.75% royalties on all sales of the Company’s alpha radiation products, net of certain deductions and irrespective of the intellectual property underlying such sales, or 1.5% royalties on sales of products that contain intellectual property owned by Ben Gurion University, net of certain deductions. BGN will receive 4% of license revenues (as defined in the agreements) that relate to jointly developed intellectual property, and 8% of license revenues that relate to intellectual property developed solely by Ben Gurion University. The parties also agreed that the Company will continue to conduct research at Ben Gurion University for as long as the researchers wish to and the parties have agreed on a research budget in good faith.
h.	On December 1, 2020, the Company entered into a clinical trial agreement with Cambridge University Hospitals NHS Trust, wherein Cambridge will receive 5% of any marginal increase in the Company’s net sales (all as defined in the agreement) generated on account of any patent or patent claim granted from the research performed in such trial, and 2% of the Company’s net sales (minus the aforementioned marginal increase payment) received for the treatment of Squamous Cell Carcinoma of the vulva, for three years from the date of first sale, world-wide.